Interest Expense (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Interest Expense

Composition	12/31/2022	12/31/2021	12/31/2020
Interest expense
For deposits
Non-financial private sector
Checking accounts	15,477,783	2,563,967	5,809,585
Saving accounts	3,807,897	2,409,161	1,923,326
Time deposits and investments accounts	280,598,419	169,973,426	158,479,898
For Financing received from BCRA and other financial institutions	505,838	304,567	296,476

Composition (contd.)	12/31/2022	12/31/2021	12/31/2020
For repo transactions
Other financial institutions	975,643	573,796	575,543
For other financial liabilities	851,105	47,111	180,340
Issued corporate bonds	295,443	1,679,267	4,551,115
For subordinated corporate bonds	4,628,154	6,321,129	7,050,036

Total	307,140,282	183,872,424	178,866,319